Employee Benefit Liabilities, Net (Details) - Schedule of Changes in Present Value of Defined Benefit Obligation - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Schedule of Changes in Present Value of Defined Benefit Obligation [Line Items]
Balance at January 1,	$ 4,379	$ 5,434
Interest costs		78
Current service cost		223
Past service cost
Benefits paid		(202)
Demographic assumptions		(9)
Financial assumptions		(715)
Past Experience		206
Currency Exchange		(636)
Balance at December 31,		4,379
Defined Benefit Obligation [Member]
Schedule of Changes in Present Value of Defined Benefit Obligation [Line Items]
Balance at January 1,	4,380
Interest costs	200
Current service cost	194
Past service cost
Benefits paid	(376)
Demographic assumptions	13
Financial assumptions	(91)
Past Experience	209
Currency Exchange	(130)
Balance at December 31,	$ 4,399	$ 4,380